UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-6083

Name of Registrant: Vanguard Ohio Tax-Free Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: November 30

Date of reporting period: December 1, 2009 – November 30, 2010

Item 1: Reports to Shareholders

Vanguard Ohio Tax-Exempt Funds
Annual Report

November 30, 2010

Vanguard Ohio Tax-Exempt Money Market Fund
Vanguard Ohio Long-Term Tax-Exempt Fund

> After generating exceptional results a year ago, tax-exempt municipal bonds generally posted low- to mid-single-digit returns for the 2010 fiscal year. Money market fund returns continued to hover near zero.

> For the 12 months ended November 30, 2010, Vanguard Ohio Tax-Exempt Money Market Fund returned 0.15%, a record low that was still ahead of the average return of its state peer group.

> Vanguard Ohio Long-Term Tax-Exempt Fund returned 4.06%, outpacing peer-group funds but trailing its benchmark index.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Advisor’s Report.	8
Ohio Tax-Exempt Money Market Fund.	11
Ohio Long-Term Tax-Exempt Fund.	24
About Your Fund’s Expenses.	44
Glossary.	46

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

Cover photograph: Jean Maher.

Your Fund’s Total Returns

Fiscal Year Ended November 30, 2010
		Taxable-
	SEC	Equivalent	Income	Capital	Total
	Yields	Yields	Returns	Returns	Returns
Vanguard Ohio Tax-Exempt Money Market
Fund	0.17%	0.28%	0.15%	0.00%	0.15%
Ohio Tax-Exempt Money Market Funds
Average					0.03
Ohio Tax-Exempt Money Market Funds Average: Derived from data provided by Lipper Inc.

Vanguard Ohio Long-Term Tax-Exempt Fund	3.42%	5.61%	4.14%	-0.08%	4.06%
Barclays Capital 10 Year Municipal Bond Index					5.51
Ohio Municipal Debt Funds Average					3.70

Ohio Municipal Debt Funds Average: Derived from data provided by Lipper Inc.

7-day SEC yield for the Ohio Tax-Exempt Money Market Fund; 30-day SEC yield for the Ohio Long-Term Tax-Exempt Fund.

The calculation of taxable-equivalent yield assumes a typical itemized tax return and is based on the maximum federal tax rate of 35% and the maximum income tax rate for the state. Local taxes were not considered. Please see the prospectus for a detailed explanation of the calculation.

Your Fund’s Performance at a Glance
November 30, 2009 , Through November 30, 2010
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Ohio Tax-Exempt Money Market
Fund	$1.00	$1.00	$0.002	$0.000
Vanguard Ohio Long-Term Tax-Exempt Fund	$11.93	$11.92	$0.491	$0.000

Chairman’s Letter

Dear Shareholder,

Traditionally, municipal bonds have been seen as the investing equivalent of your grandfather’s sedan—staid but generally safe and reliable. After staging an impressive recovery a year ago, munis were indeed fairly steady in the 2010 fiscal year—until a late-summer rally, followed by a sharp reversal. November was the most volatile month in the municipals market since the financial crisis erupted in the fall of 2008.

Reflecting this, Vanguard Ohio Long-Term Tax-Exempt Fund declined about 2% in the closing month of the fiscal year. The fund returned a solid 4.06% for the 12 months as a whole, however, because of income from its bond holdings. On November 30, the fund’s 30-day SEC yield was 3.42%, down slightly from a year earlier.

Vanguard Ohio Tax-Exempt Money Market Fund returned 0.15%, its lowest fiscal-year return since its inception in 1990. With short-term interest rates anchored near zero for almost two years by Federal Reserve policy, the fund’s ending yield of 0.17% was almost unchanged from a year ago.

On a taxable-equivalent basis, each fund’s yield was higher, as shown on page 1. Note: The funds are permitted to invest in securities whose income is subject to the alternative minimum tax (AMT). As of November 30, the Long-Term Fund owned no securities that would generate income distributions subject to the AMT, but the Money Market Fund did.

Bonds produced good returns amid fiscal and monetary drama
Although global stock markets produced superior returns, bond markets were the more dramatic setting in the past year. The yield of the 10-year U.S. Treasury note declined sharply as a variety of forces—including Europe’s sovereign debt crisis and anticipation that the Federal Reserve would begin a new round of Treasury buying—drove investors into low-yielding government bonds.

The municipal bond market contended with somewhat sensational headlines about the strains on state and local budgets, and also with changes in the composition of the bond supply resulting largely from the fast-growing issuance of Build America Bonds (BABs). The broad U.S. bond market returned about 6% for the full year, while the tax-exempt municipal market returned almost 5%.

As bond prices rise and yields decline, the opportunity for continued strength in the bond market diminishes. Near the end of the period, prices retreated in both the taxable and tax-exempt markets.

Periods of strength and weakness added up to solid stock returns
Stock prices followed a tortuous path to solid 12-month gains. Strength at the start of the year was followed by a summer of weakness and then an autumn revival. The broad U.S. stock market returned more than 13% for the period. Non-U.S. markets had a more modest return approaching

Market Barometer
		Average Annual Total Returns
		Periods Ended November 30, 2010
	One	Three	Five
	Year	Years	Years
Bonds
Barclays Capital U.S. Aggregate Bond Index (Broad
taxable market)	6.02%	6.39%	6.23%
Barclays Capital Municipal Bond Index (Broad tax-exempt
market)	4.76	4.86	4.67
Citigroup Three-Month U.S. Treasury Bill Index	0.12	0.79	2.36

Stocks
Russell 1000 Index (Large-caps)	11.48%	-4.66%	1.30%
Russell 2000 Index (Small-caps)	26.98	-0.37	2.79
Dow Jones U.S. Total Stock Market Index	13.39	-3.88	1.84
MSCI All Country World Index ex USA (International)	5.69	-7.41	4.69

CPI
Consumer Price Index	1.14%	1.35%	2.06%

6%, restrained by the fiscal and political dramas in Europe and the dollar’s gains relative to the euro.

A volatile second half crimped full-year returns
It was an uneventful year for money market funds. Their rock-bottom interest rates kept investors generally focused on the higher yields available on longer-term securities. With the help of its low expense ratio, the Ohio Tax-Exempt Money Market Fund stayed a step ahead of its peer group.

In contrast, after a relatively stable first half, the municipal bond market encountered some turbulence. Municipal bond prices rallied in July and even more in August, driving yields lower—thanks in part to relatively light new tax-exempt supply, the possibility of higher federal income tax rates after 2010, and slow economic growth (which kept a lid on interest rates). In late August, yields fell to three-decade lows across many maturities in the broad municipal market.

November saw a dramatic turnabout, driven in part by the potential implications of election results and the Fed’s second round of Treasury bond purchases, which were aimed at stimulating the economy. Other factors included the prospect of an abundant supply of tax-exempt issues and some (briefly) encouraging jobs reports pointing to a stronger economy and possibly higher interest rates. As Treasury yields rose, tax-exempt bond yields also climbed, and prices fell. In November, the tax-exempt yields of several maturities of

Expense Ratios
Your Fund Compared With Its Peer Group
		Peer Group
	Fund	Average
Ohio Tax-Exempt Money Market Fund	0.17%	0.64%
Ohio Long-Term Tax-Exempt Fund	0.17	1.06

The fund expense ratios shown are from the prospectus dated April 22, 2010, and represent estimated costs for the current fiscal year. For the fiscal year ended November 30, 2010, the funds’ expense ratios were: for the Ohio Tax-Exempt Money Market Fund, 0.17%; and for the Ohio Long-Term Tax-Exempt Fund, 0.17%. Peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2009.

Peer groups: For the Ohio Tax-Exempt Money Market Fund, Ohio Tax-Exempt Money Market Funds; for the Ohio Long-Term Tax-Exempt Fund, Ohio Municipal Debt Funds.

AAA-rated general-obligation bonds rose above those of comparable-term taxable Treasuries—an atypical relationship not seen since spring 2009.

In this environment, the Long-Term Tax-Exempt Fund’s return of 4.06% was ahead of its peer-group average of 3.70%. Driving the fund’s return was its portfolio income; capital return, the other component of the fund’s total return, was essentially flat.

Fiscal strains posed challenges; BABs helped ease the pain
The muni market’s ups and downs took place against a backdrop of fiscal challenges. Even as revenue collections in Ohio and other states began to improve after the worst financial setbacks since the Great Depression, the budget gaps faced by many states and local governments remained sobering.

As you know, Ohio has its own unique set of tough economic challenges, both those that have their roots in the recession and those that predate it. Fortunately, your state also has a history of strong budgetary management relative to other states and has been maintaining a high level of overall liquidity. In addition, cash receipts to date for its 2011 fiscal year are above projections. Although, as with many states, Ohio’s budget gap has widened, the state has demonstrated its ability to close gaps and its bonds have a high investment-grade rating. By some

Total Returns
Ten Years Ended November 30, 2010
Average
Annual Return
Ohio Tax-Exempt Money Market Fund	1.86%
Ohio Tax-Exempt Money Market Funds Average	1.48
Ohio Tax-Exempt Money Market Funds Average: Derived from data provided by Lipper Inc.

Ohio Long-Term Tax-Exempt Fund	5.17%
Barclays Capital 10 Year Municipal Bond Index	5.57
Ohio Municipal Debt Funds Average	4.07
Ohio Municipal Debt Funds Average: Derived from data provided by Lipper Inc.

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

measures, Ohio is in better shape than many other states when it comes to closing the gap between the costs of promised post-employment benefits, such as pensions and retiree health care for public-sector workers, and the revenue available to fund these benefits.

The fiscal crunch has been tempered somewhat by generous federal interest-rate subsidies available through the Build America Bond program, which has its roots in the difficulties faced by state and local borrowers in issuing bonds during the nation’s financial crisis. (Your funds do not hold these bonds because they are taxable.)

More than $165 billion of BABs have been issued nationwide since the program was introduced in early 2009 as part of the massive federal stimulus package, and Ohio has been among the largest issuers. BABs have affected your portfolio because they have diminished the availability of new tax-exempt bonds: In calendar year 2010 through November, tax-exempt supply fell to its lowest level in about a decade. This shortage, especially in bonds of longer maturities, led investors to bid up tax-exempt prices—at least, until November. Congress allowed the BABs program to expire as scheduled on December 31. With borrowers rushing to beat the deadline, taxable municipal bond issuance nationwide during December appeared on target to exceed tax-exempt issuance for the first month ever.

For more information on the funds’ positioning and performance during the past year, please see the Advisor’s Report following this letter.

Conservative approach has proven its worth
Over the years, the fund’s advisor, Vanguard Fixed Income Group, has focused on high-quality tax-exempt securities. This approach—along with disciplined portfolio management and low costs—has rewarded shareholders. For the ten years ended November 30, 2010, the average annual returns of the Ohio Tax-Exempt Funds exceeded the average returns of their peers by margins considered significant in the world of fixed income investing.

Shareholders have also benefited from the advisor’s stringent and independent credit analysis, a Vanguard hallmark. As fiscal fortunes have diverged, it has become increasingly difficult for individual investors to evaluate the creditworthiness of a wide range of municipal borrowers. Because there are no remaining AAA-rated insurance companies, investors can’t look to guarantees to provide assurance. In addition, a nationwide “recalibration” of municipal bond ratings by two major credit-rating agencies has blurred some of the distinctions among issuers. These factors underscore the importance of the objective insights of Vanguard’s experienced team of credit analysts, who work closely with our portfolio managers and traders.

Diversification and credit analysis aren’t likely to go out of style
Because twists and turns in the bond markets are often as unpredictable as those in the stock markets, we encourage you to diversify your bond holdings, consistent with the investment objectives and principles you consider in managing all of your assets. And always keep in mind the importance of skilled credit analysis. The Vanguard Ohio Tax-Exempt Funds can help—by offering you a low-cost portfolio of Ohio securities that meet the high standards of our credit analysts.

Many investors are concerned about what may happen to their bond portfolios if interest rates rise. Conventional wisdom might suggest reallocating some of those assets into shorter-maturity bond funds, which are often thought to be less sensitive to changes in interest rates. Recent Vanguard research, however, underscores the benefits of maintaining a broadly diversified fixed income portfolio regardless of the future direction of interest rates. In fact, our research suggests that greater uncertainty about the outlook for economic growth, the deficit, inflation, and interest rates supports more fixed income diversification, not less.

In June we marked the 20th year that you have allowed us to serve you through the Ohio Tax-Exempt Funds. Thank you for continuing to entrust your assets to Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
December 16, 2010

Advisor’s Report

For the fiscal year ended November 30, 2010, Vanguard Ohio Tax-Exempt Money Market Fund returned 0.15%, ahead of the 0.03% average return of its peer group. The Ohio Long-Term Tax-Exempt Fund returned 4.06%, outpacing the average return of competing Ohio funds but trailing the result for its diversified national benchmark index.

The investment environment
A look at tax-exempt yields for the fiscal year as a whole—shown in the table below—does not do justice to the unusual degree of volatility that the municipal bond market experienced as the year drew to a close.

Until November, the period was characterized by a general slide in yields across the maturity curve, but for differing reasons. The Federal Reserve kept interest rates—and, in effect, the returns on money market funds—near zero throughout the year. Scrambling for higher yields, investors turned to intermediate-term municipals, pushing up their prices and pushing down their yields. (As you know, bond prices and yields are inversely related.)

Among the longest-term tax-exempt bonds, demand clashed with a shortage of supply as states and local governments took advantage of federal subsidies to issue taxable municipal bonds, known as Build America Bonds (BABs). Somewhat more than a third of the $13 billion in Ohio bonds issued by the state and local

Yields of Tax-Exempt Municipal Bonds
(AAA-Rated General-Obligation Issues)
	November 30,	November 30,
Maturity	2009	2010
2 years	0.61%	0.60%
5 years	1.50	1.36
10 years	2.78	2.79
30 years	4.28	4.28
Source: Vanguard.

governments during the fiscal year were BABs. The temporary BABs program, designed to help fiscally stressed states and municipalities reduce debt financing costs, came into existence because of the early-2009 federal stimulus program. It was designed to expire on December 31, 2010. Another December 31 deadline—the scheduled expiration of federal tax breaks—spurred demand for tax-exempt securities as uncertainty persisted about what Congress might do. [The BABs program ended on schedule, while the reduced tax rates were extended for two years.]

In August and September, municipal yields reached historical lows. In the final month of the fiscal year, however, the slide in yields (money market funds excepted) abruptly reversed, erasing all or much of the decline, depending on maturity, of the preceding 11 months. November turned out to be the most volatile month for municipal bonds since the height of the financial crisis in the fall of 2008. A new mix of factors led to a sell-off, with many investors moving assets from municipal bond funds to alternatives such as tax-exempt money market funds, despite their scant yields. The volatility and fund outflows continued in December.

November opened with the midterm elections. The results led many investors to expect that federal tax cuts would be extended. Immediately afterward, the Federal Reserve announced its widely anticipated program to purchase huge quantities of Treasury bonds, an action intended to stimulate the economy by lowering long-term interest rates. Nonetheless, Treasury yields rose in response to economic data suggesting a possibility of inflation to come. Muni yields followed.

Further upward pressure on yields in November came from expectations of swelling new-issue supply and sales of bonds by mutual funds that needed to raise cash for redemptions. (The Vanguard municipal bond funds have had adequate reserves to meet redemptions.) As of November 30, the yields of longer-term municipal bonds had risen above those of taxable Treasuries, an inversion of the typical pattern.

Management of the funds
The turbulence that characterized the municipal bond market as the fiscal year ended did not reflect a material change in the credit fundamentals of bond issuers. State and local governments remain under great fiscal stress, of course, although the recession technically ended in June 2009. As in previous economic recoveries, the municipal sector tends to lag the general economy because time is needed for higher personal and business income to flow through the tax system. The road to improvement is likely to be longer than usual because of the depth of the recent recession, the worst since the Great Depression.

For this and other reasons, investors are understandably concerned about the health of muni-bond issuers and their ability to make principal and interest payments on time. That is why close monitoring of the financial condition of state and local governments has always been a crucial component of our investment activities. Vanguard’s highly experienced credit analysts review each potential addition to our portfolios and reject those that don’t pass our rigorous evaluation process.

In view of the uncertainties surrounding the pace of the economic recovery, we held the Ohio Long-Term Tax-Exempt Fund at a neutral average weighted duration compared with its benchmark index. As a consequence, interest rate positioning had no significant impact on the fund’s performance during this fiscal year.

Outlook
We expect to see more headlines citing the plight of state and local governments, and more comparisons between the states and fiscally stretched European nations. We are confident, however, that states and municipalities will make the tough and unpleasant decisions about tax and service levels necessary to balance their budgets in the short term and address longer-term challenges, such as adequately funding retiree benefits. It’s a process that likely won’t be smooth in the give-and-take of the political arena.

Non-renewal of the BABs program would imply more tax-exempt issuance in 2011, especially in the long-term portion of the municipal market. If this happens, the additional supply could produce lower prices and higher yields at the long end of the yield curve.

Pamela Wisehaupt Tynan, Principal, Portfolio Manager

Justin A. Schwartz, CFA, Portfolio Manager

Marlin G. Brown, Portfolio Manager

Christopher W. Alwine, CFA, Principal, Head of Municipal Money Market and Bond Groups

Vanguard Fixed Income Group

December 21, 2010

Ohio Tax-Exempt Money Market Fund

Fund Profile
As of November 30, 2010

Financial Attributes
Ticker Symbol	VOHXX
Expense Ratio[1]	0.17%
7-Day SEC Yield	0.17%
Average Weighted
Maturity	35 days

Distribution by Credit Quality (% of portfolio)
First Tier	100.0%

For information about these ratings, see the Glossary entry for Credit Quality.

1 The expense ratio shown is from the prospectus dated April 22, 2010, and represents estimated costs for the current fiscal year. For the fiscal year ended November 30, 2010, the expense ratio was 0.17%.

Ohio Tax-Exempt Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The fund’s 7-day SEC yield reflects its current earnings more closely than do the average annual returns.

Cumulative Performance: November 30, 2000, Through November 30, 2010
Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended November 30, 2010
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Ohio Tax-Exempt Money Market Fund	0.15%	2.00%	1.86%	$12,028
– – – – Ohio Tax-Exempt Money Market Funds
Average	0.03	1.67	1.48	11,582
Ohio Tax-Exempt Money Market Funds Average: Derived from data provided by Lipper Inc.

See Financial Highlights for dividend information.

Ohio Tax-Exempt Money Market Fund

Fiscal-Year Total Returns (%): November 30, 2000, Through November 30, 2010
		Ohio Tax-Exempt
		Money Market
		Funds Average
Fiscal Year	Total Returns	Total Returns
2001	3.02%	2.60%
2002	1.41	1.00
2003	0.95	0.55
2004	1.06	0.59
2005	2.21	1.73
2006	3.30	2.84
2007	3.63	3.14
2008	2.40	2.05
2009	0.56	0.31
2010	0.15	0.03
7-day SEC yield (11/30/2010): 0.17%
Ohio Tax-Exempt Money Market Funds Average: Derived from data provided by Lipper Inc.

Average Annual Total Returns: Periods Ended September 30, 2010
This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Ten
	Date	Year	Years	Years
Ohio Tax-Exempt Money Market
Fund	6/18/1990	0.16%	2.09%	1.93%

Ohio Tax-Exempt Money Market Fund

Financial Statements

Statement of Net Assets
As of November 30, 2010

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information). In addition, the fund publishes its holdings on a monthly basis on vanguard.com.

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (103.2%)
Ohio (98.9%)
Akron OH BAN	1.250%	12/9/10	3,000	3,000
Akron OH BAN	1.125%	12/8/11	3,000	3,016
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) VRDO	0.270%	12/1/10 LOC	9,050	9,050
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) VRDO	0.290%	12/1/10 LOC	12,800	12,800
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) VRDO	0.350%	12/7/10 LOC	5,150	5,150
1 American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)
TOB VRDO	0.320%	12/7/10 (12)	5,500	5,500
1 American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project) TOB VRDO	0.320%	12/7/10 (12)	9,315	9,315
Avon OH BAN	1.500%	5/11/11	2,840	2,851
Avon OH BAN	1.250%	7/21/11	2,845	2,857
Avon OH Local School District BAN	1.000%	12/15/10	2,510	2,510
Avon OH Local School District BAN	1.125%	12/14/11	1,255	1,261
Beachwood OH BAN	1.500%	8/11/11	3,000	3,018
Butler County OH BAN	0.650%	8/4/11	4,500	4,500
1 Cincinnati OH City School District GO TOB VRDO	0.300%	12/7/10 (12)	12,390	12,390
Cincinnati OH GO	4.000%	12/1/10	2,045	2,045
Cleveland OH Airport System Revenue VRDO	0.280%	12/7/10 LOC	6,170	6,170
Cleveland OH Water BAN	2.000%	7/28/11	4,000	4,033
Cleveland OH Water Revenue VRDO	0.300%	12/7/10 LOC	10,835	10,835
1 Cleveland OH Water Works Revenue TOB VRDO	0.300%	12/7/10	10,150	10,150
Cleveland-Cuyahoga County OH Port Authority
Revenue (Cleveland Museum of Art Project)
VRDO	0.280%	12/7/10	7,300	7,300
Cleveland-Cuyahoga County OH Port Authority
Revenue (Cleveland Museum of Art Project)
VRDO	0.280%	12/7/10	14,000	14,000
Cleveland-Cuyahoga County OH Port Authority
Revenue (Euclid Avenue Housing Corp.
Project) VRDO	0.280%	12/7/10 LOC	2,750	2,750
Columbus OH City School District BAN	1.500%	12/2/10	7,000	7,000
Columbus OH City School District BAN	2.000%	12/1/11	3,000	3,046
1 Columbus OH City School District School Facilities
Construction & Improvement GO TOB VRDO	0.320%	12/7/10 LOC	10,230	10,230

Ohio Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Columbus OH GO	5.000%	9/1/11	5,000	5,174
1 Columbus OH GO TOB VRDO	0.300%	12/7/10	4,360	4,360
Columbus OH Regional Airport Authority Airport
Revenue (Oasbo Expanded Asset Program)
VRDO	0.300%	12/7/10 LOC	23,535	23,535
Columbus OH Regional Airport Authority
Airport Revenue (Oasbo Expanded Asset
Program) VRDO	0.300%	12/7/10 LOC	3,700	3,700
Columbus OH Regional Airport Authority
Airport Revenue (Oasbo Expanded Asset
Program) VRDO	0.300%	12/7/10 LOC	6,380	6,380
1 Columbus OH Regional Airport Authority
Airport Revenue TOB VRDO	0.300%	12/7/10 LOC	3,470	3,470
1 Columbus OH Sewer Revenue TOB VRDO	0.290%	12/7/10	4,975	4,975
Columbus OH Sewer Revenue VRDO	0.270%	12/7/10	6,530	6,530
Cuyahoga County OH BAN	2.000%	12/1/10	3,990	3,990
Cuyahoga County OH BAN	1.500%	5/12/11	5,000	5,014
Cuyahoga County OH Capital Improvement GO	5.750%	12/1/10 (Prere.)	2,000	2,000
Cuyahoga County OH Housing Revenue VRDO	0.260%	12/7/10 LOC	6,935	6,935
Cuyahoga County OH Revenue (Cleveland
Clinic Health System Obligated Group) VRDO	0.270%	12/1/10	1,600	1,600
Cuyahoga Falls OH BAN	1.000%	12/9/10	4,000	4,001
Cuyahoga Falls OH BAN	1.250%	12/8/11	2,880	2,893
Deerfield Township OH BAN	1.500%	11/8/11	2,250	2,268
Euclid OH BAN	1.500%	12/1/10	2,940	2,940
Franklin County OH Hospital Facilities Revenue
(Doctors OhioHealth Corp.) VRDO	0.290%	12/7/10 LOC	15,080	15,080
Franklin County OH Hospital Revenue
(Nationwide Children’s Hospital Project) VRDO	0.260%	12/7/10	3,900	3,900
Green City OH BAN	1.500%	7/7/11	5,750	5,781
Hamilton County OH Health Care Facilities
Revenue (The Children’s Home of
Cincinnati) VRDO	0.290%	12/7/10 LOC	3,450	3,450
Kent OH BAN	1.250%	10/12/11	1,270	1,276
Lake County OH BAN	1.500%	7/6/11	2,500	2,513
Lake County OH BAN	1.000%	8/4/11	1,450	1,454
1 Lakewood OH City School District GO TOB VRDO	0.350%	12/7/10 (4)	3,825	3,825
Lancaster Port Authority Ohio Gas Revenue VRDO	0.300%	12/7/10	34,640	34,640
Lorain County OH BAN	2.000%	3/18/11	1,700	1,707
Lorain County OH BAN	1.500%	3/21/11	2,625	2,632
1 Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) TOB VRDO	0.300%	12/7/10 (4)	10,200	10,200
1 Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) TOB VRDO	0.350%	12/7/10 (4)	10,000	10,000
1 Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) TOB VRDO	0.350%	12/7/10 (4)	10,500	10,500
Lorain County OH Hospital Facilities Revenue
(EMH Regional Medical Center) VRDO	0.300%	12/7/10 LOC	4,300	4,300
Lorain County OH Hospital Facilities Revenue
(EMH Regional Medical Center) VRDO	0.300%	12/7/10 LOC	3,770	3,770
Lorain County OH Port Authority Educational
Facilities Revenue (St. Ignatius High School
Project) VRDO	0.280%	12/7/10 LOC	1,845	1,845
Mason OH BAN	1.250%	3/10/11	2,000	2,004
Mason OH City School District BAN	1.500%	2/3/11	2,775	2,780
Miamisburg OH City School District BAN	1.500%	7/20/11	3,000	3,015

Ohio Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
1 Montgomery County OH Revenue
(Catholic Health Initiatives) TOB VRDO	0.310%	12/7/10	5,235	5,235
1 Montgomery County OH Revenue
(Catholic Health Initiatives) TOB VRDO	0.350%	12/7/10 (4)	4,995	4,995
1 Montgomery County OH Revenue
(Catholic Health Initiatives) TOB VRDO	0.350%	12/7/10 (4)	6,970	6,970
Montgomery County OH Revenue
(Catholic Health Initiatives) VRDO	0.300%	12/7/10	11,300	11,300
1 Montgomery County OH Revenue TOB VRDO	0.300%	12/7/10	6,445	6,445
Muskingum County OH Hospital Facilities
Revenue (Genesis Healthcare System
Project) VRDO	0.280%	12/7/10 LOC	9,935	9,935
North Royalton OH BAN	1.250%	2/23/11	2,000	2,003
1 Ohio Air Quality Development Authority
Revenue (Dayton Power & Light Co. Project)
TOB VRDO	0.360%	12/7/10 (13)	8,000	8,000
Ohio Air Quality Development Authority Revenue
(Dayton Power & Light Co. Project) VRDO	0.280%	12/7/10 LOC	6,500	6,500
1 Ohio Air Quality Development Authority Revenue
(FirstEnergy Generation Corp. Project)
TOB VRDO	0.300%	12/7/10	4,995	4,995
Ohio Air Quality Development Authority Revenue
(FirstEnergy Generation Corp. Project) VRDO	0.370%	12/7/10 LOC	1,500	1,500
Ohio Air Quality Development Authority Revenue
(Ohio Valley Electric Corp. Project) VRDO	0.270%	12/7/10 LOC	8,750	8,750
Ohio Air Quality Development Authority Revenue
(Ohio Valley Electric Corp. Project) VRDO	0.310%	12/7/10 LOC	4,000	4,000
Ohio Common Schools GO VRDO	0.270%	12/7/10	5,405	5,405
Ohio GO	5.000%	9/15/11	5,715	5,923
Ohio GO VRDO	0.270%	12/7/10	1,900	1,900
Ohio GO VRDO	0.290%	12/7/10	15,000	15,000
1 Ohio Higher Education GO TOB VRDO	0.290%	12/7/10	11,355	11,355
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve
University Project) CP	0.350%	12/7/10	5,000	5,000
1 Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group) TOB VRDO	0.300%	12/7/10	3,400	3,400
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group) VRDO	0.260%	12/1/10	4,005	4,005
Ohio Higher Educational Facility Commission
Revenue (Marietta College Project) VRDO	0.300%	12/7/10 LOC	3,200	3,200
Ohio Higher Educational Facility Commission
Revenue (Oberlin College Project) VRDO	0.310%	12/7/10	3,500	3,500
Ohio Higher Educational Facility Commission
Revenue (Ohio Northern University
Project) VRDO	0.410%	12/7/10 LOC	3,200	3,200
1 Ohio Higher Educational Facility Commission
Revenue (University of Dayton Project)
TOB VRDO	0.290%	12/7/10 LOC	4,965	4,965
Ohio Higher Educational Facility Commission
Revenue (Xavier University Project) VRDO	0.280%	12/7/10 LOC	3,310	3,310
Ohio Higher Educational Facility Commission
Revenue (Xavier University Project) VRDO	0.290%	12/7/10 LOC	2,400	2,400

Ohio Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
1 Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group) TOB VRDO	0.280%	12/1/10	2,800	2,800
1 Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group) TOB VRDO	0.300%	12/1/10	5,000	5,000
1 Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group) TOB VRDO	0.300%	12/7/10	6,745	6,745
1 Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group) TOB VRDO	0.300%	12/7/10	4,395	4,395
1 Ohio Hospital Revenue (University Hospitals
Health System Inc.) TOB VRDO	0.320%	12/7/10 (13)	5,000	5,000
1 Ohio Housing Finance Agency Residential
Mortgage Revenue TOB VRDO	0.370%	12/7/10	3,205	3,205
Ohio Housing Finance Agency Residential
Mortgage Revenue VRDO	0.280%	12/7/10	13,000	13,000
Ohio Housing Finance Agency Residential
Mortgage Revenue VRDO	0.280%	12/7/10	3,500	3,500
Ohio Housing Finance Agency Residential
Mortgage Revenue VRDO	0.280%	12/7/10	7,500	7,500
Ohio Housing Finance Agency Residential
Mortgage Revenue VRDO	0.290%	12/7/10	11,530	11,530
Ohio Housing Finance Agency Residential
Mortgage Revenue VRDO	0.300%	12/7/10	12,400	12,400
Ohio Housing Finance Agency Residential
Mortgage Revenue VRDO	0.300%	12/7/10	9,040	9,040
Ohio Housing Finance Agency Residential
Mortgage Revenue VRDO	0.310%	12/7/10	5,000	5,000
Ohio Infrastructure Improvement GO VRDO	0.290%	12/7/10	8,500	8,500
Ohio State University CP	0.310%	2/8/11	8,200	8,200
Ohio State University CP	0.310%	2/9/11	6,000	6,000
Ohio State University CP	0.330%	3/8/11	8,200	8,200
Ohio State University General Receipts Revenue	5.250%	12/1/10	1,155	1,155
Ohio State University General Receipts
Revenue VRDO	0.270%	12/7/10	7,675	7,675
Ohio State University General Receipts
Revenue VRDO	0.270%	12/7/10	1,500	1,500
1 Ohio Turnpike Commission Turnpike Revenue
TOB VRDO	0.300%	12/7/10	15,655	15,655
Ohio Water Development Authority Fresh
Water Revenue	4.000%	12/1/10	1,500	1,500
Ohio Water Development Authority Pollution
Control Revenue (FirstEnergy Nuclear
Generation Corp. Project) VRDO	0.280%	12/1/10 LOC	5,850	5,850
Ohio Water Development Authority Pollution
Control Revenue (FirstEnergy Nuclear
Generation Corp. Project) VRDO	0.340%	12/7/10 LOC	10,000	10,000
Ohio Water Development Authority Pure
Water Revenue VRDO	0.270%	12/7/10	20,945	20,945
1 Olentangy OH School District GO TOB VRDO	0.290%	12/7/10 LOC	4,860	4,860
Oregon OH BAN	2.000%	9/7/11	3,630	3,665
Pickerington OH Local School District
(School Facilities Construction &
Improvement) GO	5.000%	12/1/11 (Prere.)	7,000	7,321
South Euclid OH BAN	1.500%	9/28/11	1,750	1,764
Strongsville OH BAN	1.500%	11/3/11	2,500	2,523
Toledo OH City Services Special Assessment
Revenue VRDO	0.280%	12/1/10 LOC	6,300	6,300

Ohio Tax-Exempt Money Market Fund

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Toledo-Lucas County OH Port Authority Airport
	Development Revenue (FlightSafety
	International Inc.) VRDO	0.330%	12/7/10	5,500	5,500
	University of Cincinnati Ohio General
	Receipts BAN	1.250%	12/16/10	3,000	3,001
	University of Cincinnati Ohio General
	Receipts BAN	1.500%	12/16/10	5,250	5,252
	University of Cincinnati Ohio General
	Receipts BAN	1.500%	5/12/11	4,000	4,008
	University of Toledo Ohio General Receipts
	Revenue VRDO	0.310%	12/1/10 LOC	14,160	14,160
	Upper Arlington OH City School District TAN	1.000%	6/23/11	1,475	1,477
	Warren OH Health Care Facilities Improvement
	Revenue (Otterbein Homes Project) VRDO	0.280%	12/7/10 LOC	3,720	3,720
	Warren OH Health Care Facilities Improvement
	Revenue (Otterbein Homes Project) VRDO	0.280%	12/7/10 LOC	3,385	3,385
	Westlake OH BAN	1.250%	4/21/11	4,275	4,288
					777,924
Puerto Rico (4.3%)
	Puerto Rico GO VRDO	0.250%	12/7/10 LOC	7,000	7,000
1	Puerto Rico Sales Tax Financing Corp.
	Revenue TOB VRDO	0.300%	12/7/10	18,600	18,600
1	Puerto Rico Sales Tax Financing Corp.
	Revenue TOB VRDO	0.350%	12/7/10	7,875	7,875
					33,475
Total Tax-Exempt Municipal Bonds (Cost $811,399)					811,399
Other Assets and Liabilities (-3.2%)
Other Assets					6,165
Liabilities					(31,245)
					(25,080)
Net Assets (100%)
Applicable to 786,164,523 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)					786,319
Net Asset Value Per Share					$1.00

At November 30, 2010, net assets consisted of:
Amount
($000)
Paid-in Capital	786,319
Undistributed Net Investment Income	—
Accumulated Net Realized Gains	—
Net Assets	786,319

See Note A in Notes to Financial Statements.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2010, the aggregate value of these securities was $225,410,000, representing 28.7% of net assets.
A key to abbreviations and other references follows the Statement of Net Assets.
See accompanying Notes, which are an integral part of the Financial Statements.

Ohio Tax-Exempt Money Market Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
IDR—Industrial Development Revenue Bond.
PCR—Pollution Control Revenue Bond.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
UFSD—Union Free School District.
USD—United School District.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corp.
(13) Berkshire Hathaway Assurance Corp.
(14) National Public Finance Guarantee Corp.
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

Ohio Tax-Exempt Money Market Fund

Statement of Operations

Year Ended
November 30, 2010
($000)
Investment Income
Income
Interest	2,706
Total Income	2,706
Expenses
The Vanguard Group—Note B
Investment Advisory Services	184
Management and Administrative	942
Marketing and Distribution	266
Custodian Fees	8
Auditing Fees	21
Shareholders’ Reports	5
Trustees’ Fees and Expenses	1
Total Expenses	1,427
Net Investment Income	1,279
Realized Net Gain (Loss) on Investment Securities Sold	2
Net Increase (Decrease) in Net Assets Resulting from Operations	1,281

See accompanying Notes, which are an integral part of the Financial Statements.

Ohio Tax-Exempt Money Market Fund

Statement of Changes in Net Assets

	Year Ended November 30,
	2010	2009
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,279	5,781
Realized Net Gain (Loss)	2	142
Net Increase (Decrease) in Net Assets Resulting from Operations	1,281	5,923
Distributions
Net Investment Income	(1,279)	(5,781)
Realized Capital Gain	—	—
Total Distributions	(1,279)	(5,781)
Capital Share Transactions
Issued	433,261	573,204
Issued in Lieu of Cash Distributions	1,198	5,412
Redeemed	(595,306)	(727,714)
Net Increase (Decrease) from Capital Share Transactions	(160,847)	(149,098)
Total Increase (Decrease)	(160,845)	(148,956)
Net Assets
Beginning of Period	947,164	1,096,120
End of Period	786,319	947,164

See accompanying Notes, which are an integral part of the Financial Statements.

Ohio Tax-Exempt Money Market Fund

Financial Highlights

For a Share Outstanding			Year Ended November 30,
Throughout Each Period	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.002	.006	.024	.036	.033
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—
Total from Investment Operations	.002	.006	.024	.036	.033
Distributions
Dividends from Net Investment Income	(.002)	(.006)	(.024)	(.036)	(.033)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.002)	(.006)	(.024)	(.036)	(.033)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	0.15%	0.56%	2.40%	3.63%	3.30%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$786	$947	$1,096	$1,168	$1,036
Ratio of Total Expenses to
Average Net Assets	0.17%	0.17%[2]	0.11%[2]	0.10%	0.13%
Ratio of Net Investment Income to
Average Net Assets	0.15%	0.57%	2.38%	3.57%	3.26%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Includes fees to participate in the Treasury Temporary Guarantee Program for Money Market Funds of 0.04% for 2009 and 0.01% for 2008.

See accompanying Notes, which are an integral part of the Financial Statements.

Ohio Tax-Exempt Money Market Fund

Notes to Financial Statements

Vanguard Ohio Tax-Exempt Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued at amortized cost, which approximates market value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (November 30, 2007–2010), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

4. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At November 30, 2010, the fund had contributed capital of $137,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.05% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At November 30, 2010, 100% of the fund’s investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

D. In preparing the financial statements as of November 30, 2010, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

Ohio Long-Term Tax-Exempt Fund

Fund Profile
As of November 30, 2010

Financial Attributes
		Barclays	Barclays
		10 Year	Municipal
		Municipal	Bond
	Fund	Index	Index
Number of Bonds	275	8,595	46,372
Yield to Maturity
(before expenses)	3.7%	3.3%	3.5%
Average Coupon	5.0%	4.9%	5.0%
Average Duration	7.0 years	7.3 years	8.4 years
Average Effective
Maturity	9.3 years	9.9 years	13.4 years
Ticker Symbol	VOHIX	—	—
Expense Ratio[1]	0.17%	—	—
30-Day SEC Yield	3.42%	—	—
Short-Term
Reserves	5.5%	—	—

Volatility Measures
	Barclays
	10 Year	Barclays
	Municipal	Municipal
	Index	Bond Index
R-Squared	0.88	0.99
Beta	0.90	0.97

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Distribution by Maturity (% of portfolio)
Under 1 Year	7.9%
1 - 3 Years	10.6
3 - 5 Years	17.0
5 - 10 Years	42.9
10 - 20 Years	6.9
20 - 30 Years	9.4
Over 30 Years	5.3

Distribution by Credit Quality (% of portfolio)
AAA	7.8%
AA	58.5
A	23.3
BBB	7.0
BB	0.2
Not Rated	3.2

For information about these ratings, see the Glossary entry for Credit Quality.

Investment Focus

1 The expense ratios shown are from the prospectus dated April 22, 2010, and represent estimated costs for the current fiscal year. For the fiscal year ended November 30, 2010, the expense ratio was 0.17%.

Ohio Long-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: November 30, 2000, Through November 30, 2010
Initial Investment of $10,000

		Average Annual Total Returns
		Periods Ended November 30, 2010
					Final Value
		One	Five	Ten	of a $10,000
		Year	Years	Years	Investment
	Ohio Long-Term Tax-Exempt Fund	4.06%	4.43%	5.17%	$16,554
••••••••	Barclays Capital Municipal Bond Index	4.76	4.67	5.30	16,754
– – – –	Barclays Capital 10 Year Municipal
	Bond Index	5.51	5.40	5.57	17,200
	Ohio Municipal Debt Funds Average	3.70	3.28	4.07	14,897
Ohio Municipal Debt Funds Average: Derived from data provided by Lipper Inc.

See Financial Highlights for dividend and capital gains information.

Ohio Long-Term Tax-Exempt Fund

Fiscal-Year Total Returns (%): November 30, 2000, Through November 30, 2010
				Barclays
				10 Year
				Municipal
				Index
Fiscal Year	Income Returns	Capital Returns	Total Returns	Total Returns
2001	5.13%	3.73%	8.86%	8.22%
2002	4.86	1.82	6.68	6.67
2003	4.62	2.82	7.44	6.88
2004	4.47	-0.96	3.51	4.03
2005	4.36	-1.16	3.20	3.01
2006	4.53	1.60	6.13	6.17
2007	4.32	-1.61	2.71	3.51
2008	4.13	-7.74	-3.61	-0.42
2009	4.76	8.85	13.61	12.67
2010	4.14	-0.08	4.06	5.51

Average Annual Total Returns: Periods Ended September 30, 2010
This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Income	Capital	Total
Ohio Long-Term
Tax-Exempt Fund	6/18/1990	4.92%	4.87%	4.56%	1.08%	5.64%

Ohio Long-Term Tax-Exempt Fund

Financial Statements

Statement of Net Assets
As of November 30, 2010

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (101.7%)
Ohio (99.6%)
Akron OH GO	5.500%	12/1/18 (14)	1,315	1,371
Akron OH Income Tax Revenue
(Community Learning Centers)	5.000%	12/1/27 (14)	6,300	6,344
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.250%	9/1/27	4,000	4,202
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	6/1/38	9,625	9,428
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) VRDO	0.270%	12/1/10 LOC	5,550	5,550
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) VRDO	0.270%	12/1/10 LOC	6,400	6,400
American Municipal Power Ohio Inc. Revenue
(Electricity Purchase)	5.000%	2/1/13	3,000	3,196
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	5.000%	2/15/23	4,000	4,240
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	5.000%	2/15/24	1,215	1,275
American Municipal Power Ohio Inc. Revenue
(Omega JV2 Project)	5.250%	1/1/14 (2)	2,625	2,633
American Municipal Power Ohio Inc. Revenue
(Omega JV2 Project)	5.250%	1/1/15 (2)	2,865	2,873
American Municipal Power Ohio Inc. Revenue
(Omega JV2 Project)	5.250%	1/1/16 (2)	1,015	1,018
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.000%	2/15/38	18,600	18,354
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.750%	2/15/39 (12)	4,500	4,740
Amherst OH Exempt Village School District GO	5.750%	12/1/11 (Prere.)	1,300	1,371
Amherst OH Exempt Village School District GO	5.750%	12/1/11 (Prere.)	1,300	1,371
Bowling Green State University Ohio Student
Housing Revenue (CFP I LLC–
State University Project)	5.750%	6/1/31	2,000	1,903
Bowling Green State University Ohio Student
Housing Revenue (CFP I LLC–
State University Project)	6.000%	6/1/45	2,000	1,900
Buckeye Tobacco Settlement Financing
Authority Ohio Revenue	5.125%	6/1/24	5,410	4,447

Ohio Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Buckeye Tobacco Settlement Financing
Authority Ohio Revenue	5.875%	6/1/30	1,325	1,026
Buckeye Tobacco Settlement Financing
Authority Ohio Revenue	5.750%	6/1/34	2,500	1,829
Buckeye Tobacco Settlement Financing
Authority Ohio Revenue	6.000%	6/1/42	2,750	1,993
Buckeye Tobacco Settlement Financing
Authority Ohio Revenue	5.875%	6/1/47	5,760	4,043
Buckeye Tobacco Settlement Financing
Authority Ohio Revenue	6.500%	6/1/47	2,500	1,929
Butler County OH GO	5.250%	12/1/12 (Prere.)	1,655	1,821
Butler County OH GO	5.250%	12/1/12 (Prere.)	1,570	1,728
Butler County OH Hospital Facilities Revenue
(Cincinnati Children’s Hospital Medical
Center Project)	5.000%	5/15/31 (14)	5,000	4,881
Butler County OH Hospital Facilities
Revenue (UC Health)	5.250%	11/1/29	2,500	2,343
Butler County OH Hospital Facilities
Revenue (UC Health)	5.500%	11/1/40	2,500	2,321
Butler County OH Waterworks Revenue	5.250%	12/1/21 (2)	4,000	4,348
Canal Winchester OH Local School District GO	5.500%	12/1/11 (Prere.)	1,080	1,135
Canal Winchester OH Local School District GO	5.500%	12/1/11 (Prere.)	950	998
Canal Winchester OH Local School District GO	5.500%	12/1/11 (Prere.)	805	846
Canal Winchester OH Local School District GO	5.000%	6/1/15 (Prere.)	3,030	3,474
Centerville OH City School District GO	5.000%	12/1/30 (4)	9,260	9,573
Cincinnati OH City School District COP	5.000%	12/15/23 (4)	1,620	1,732
Cincinnati OH City School District COP	5.000%	12/15/32 (4)	8,000	8,163
Cincinnati OH City School District GO	5.250%	6/1/27	5,550	6,007
Cincinnati OH City School District GO	5.250%	12/1/28 (14)	4,000	4,494
Cincinnati OH City School District GO	5.250%	12/1/30 (14)	3,705	4,111
Cincinnati OH City School District GO	5.250%	12/1/31 (14)	3,000	3,308
1 Cincinnati OH City School District GO TOB VRDO	0.480%	12/7/10 (3)LOC	2,785	2,785
1 Cincinnati OH City School District GO TOB VRDO	0.480%	12/7/10 (3)LOC	2,280	2,280
Cincinnati OH Economic Development Revenue
(Baldwin 300 Project)	4.875%	11/1/38	7,870	7,596
Cincinnati OH Water System Revenue	5.500%	6/1/11 (Prere.)	1,380	1,416
Cleveland OH GO	5.500%	12/1/10 (Prere.)	1,135	1,147
Cleveland OH GO	5.500%	12/1/10 (Prere.)	1,415	1,429
Cleveland OH GO	5.375%	9/1/12 (2)	1,000	1,072
Cleveland OH GO	5.000%	10/1/21 (2)	2,920	3,106
Cleveland OH GO	5.500%	10/1/22 (2)	3,870	4,440
Cleveland OH Income Tax Revenue	5.000%	10/1/29 (12)	7,180	7,397
Cleveland OH Public Power System Revenue	5.000%	11/15/28 (14)	1,250	1,279
Cleveland OH Public Power System Revenue	0.000%	11/15/33 (14)	6,895	1,897
Cleveland OH State University Revenue	5.250%	6/1/19 (14)	2,825	3,042
Cleveland OH State University Revenue	5.000%	6/1/30 (14)	5,000	5,055
Cleveland OH Water Works Revenue	5.500%	1/1/21 (14)	9,635	11,075
Cleveland-Cuyahoga County OH Port Authority
Revenue (Cleveland Museum of Art Project)	5.000%	10/1/18	6,000	6,817
Cleveland-Cuyahoga County OH Port Authority
Revenue (Cleveland Museum of Art Project)	5.000%	10/1/19	6,000	6,775
Columbus OH City School District GO	4.500%	12/1/29	3,000	2,985
Columbus OH City School District GO	4.750%	12/1/33	7,000	7,015
Columbus OH City School District School Facilities
Construction & Improvement GO	5.000%	12/1/22	1,545	1,718
2 Columbus OH GO	5.000%	6/1/18	8,000	9,466

Ohio Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Columbus OH GO	5.000%	6/1/19	8,000	9,453
Columbus OH Sewer Revenue	5.000%	6/1/28	4,005	4,250
Columbus OH Sewer Revenue	5.000%	6/1/31	4,000	4,168
Cuyahoga County OH Capital Improvement GO	5.750%	12/1/10 (Prere.)	1,710	1,710
Cuyahoga County OH Capital Improvement GO	5.750%	12/1/10 (Prere.)	2,000	2,000
Cuyahoga County OH Capital Improvement GO	5.750%	12/1/10 (Prere.)	2,000	2,000
Cuyahoga County OH Revenue (Cleveland Clinic
Health System Obligated Group)	6.000%	1/1/32	10,000	10,516
Cuyahoga County OH Revenue (Cleveland Clinic
Health System Obligated Group) VRDO	3.002%	12/1/10	8,595	8,595
Cuyahoga County OH Revenue (Cleveland Clinic
Health System Obligated Group) VRDO	3.750%	12/1/10	10,500	10,500
Erie County OH Hospital Facilities Revenue
(Firelands Regional Medical Center)	5.500%	8/15/22	1,750	1,774
Erie County OH Hospital Facilities Revenue
(Firelands Regional Medical Center)	5.250%	8/15/46	11,080	9,903
Fairborn OH City School District School
Improvement GO	5.500%	12/1/16 (14)	1,840	1,925
Fairborn OH City School District School
Improvement GO	5.375%	12/1/20 (14)	1,200	1,248
Fairfield County OH Hospital Facilities Revenue
(Lancaster-Fairfield Community Hospital)	5.375%	6/15/15 (14)	3,000	3,140
Franklin County OH GO	5.000%	12/1/31	7,500	7,889
Franklin County OH Health Care Facilities
Improvement Revenue (Ohio Presbyterian
Retirement Services Project)	5.625%	7/1/26	2,750	2,719
Franklin County OH Hospital Improvement
Revenue (Nationwide Children’s Hospital Project)	4.750%	11/1/28	1,500	1,501
Franklin County OH Hospital Improvement
Revenue (Nationwide Children’s Hospital Project)	5.000%	11/1/34	1,500	1,490
Franklin County OH Hospital Revenue
(Nationwide Children’s Hospital Project) VRDO	0.260%	12/7/10	2,100	2,100
Franklin County OH Hospital Revenue
(Nationwide Children’s Hospital Project) VRDO	0.260%	12/7/10	5,000	5,000
Franklin County OH Hospital Revenue
(Nationwide Children’s Hospital Project) VRDO	0.280%	12/7/10	2,700	2,700
Franklin County OH Revenue
(Trinity Health Credit Group)	5.000%	6/1/19	4,035	4,280
Franklin County OH Revenue
(Trinity Health Credit Group)	5.000%	6/1/21	4,465	4,645
Gallia County OH Hospital Facilities Revenue
(Holzer Medical Center Project)	5.125%	10/1/13 (2)	2,000	2,003
Gallia County OH Local School District GO	5.000%	12/1/30 (4)	5,000	5,045
Gallia County OH Local School District GO	5.000%	12/1/33 (4)	3,500	3,476
Gallipolis OH City School District (School
Facilities Construction & Improvement) GO	5.000%	12/1/30 (14)	4,040	4,096
Garfield Heights OH City School District
School Improvement GO	5.500%	12/15/11 (Prere.)	1,640	1,729
Greene County OH Hospital Facilities Revenue
(Kettering Health Network
Obligated Group Project)	5.375%	4/1/34	2,500	2,501
Greene County OH Hospital Facilities Revenue
(Kettering Health Network
Obligated Group Project)	5.500%	4/1/39	2,500	2,515
Greene County OH Sewer System Revenue	5.000%	12/1/22 (4)	4,470	4,688
Greene County OH Sewer System Revenue	5.000%	12/1/23 (4)	4,695	4,894

Ohio Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Hamilton County OH Convention Center
Facilities Authority Revenue	5.250%	12/1/20 (14)	1,185	1,302
Hamilton County OH Convention Center
Facilities Authority Revenue	5.250%	12/1/21 (14)	1,245	1,355
Hamilton County OH Convention Center
Facilities Authority Revenue	5.250%	12/1/23 (14)	1,380	1,508
Hamilton County OH Convention Center
Facilities Authority Revenue	5.250%	12/1/24 (14)	185	202
Hamilton County OH Economic Development
Revenue (King Highland Community Urban
Redevelopment Corp.–University of Cincinnati
Lessee Project)	5.250%	6/1/28 (14)	7,290	7,532
Hamilton County OH Hospital Facilities Revenue
(Cincinnati Children’s Hospital)	5.500%	5/15/19 (14)	2,865	2,998
Hamilton County OH Hospital Facilities Revenue
(Cincinnati Children’s Hospital)	5.500%	5/15/20 (14)	3,020	3,144
Hamilton County OH Sales Tax Revenue	5.000%	12/1/25 (2)	5,000	5,130
Hamilton County OH Sales Tax Revenue	5.000%	12/1/26 (2)	5,000	5,096
Hamilton County OH Sales Tax Revenue	5.000%	12/1/32 (4)	10,000	10,239
Hamilton County OH Sewer System Revenue	5.250%	12/1/11 (Prere.)	1,355	1,421
Hamilton County OH Sewer System Revenue	5.250%	12/1/11 (Prere.)	1,000	1,048
Hamilton County OH Sewer System Revenue	5.000%	12/1/31 (14)	5,300	5,469
Hamilton OH City School District GO	5.000%	12/1/28 (4)	5,000	5,151
Hamilton OH City School District GO	5.000%	12/1/34 (4)	2,250	2,269
Highland OH Local School District School
Improvement GO	5.750%	12/1/11 (Prere.)	1,510	1,591
Hilliard OH School District GO	0.000%	12/1/12 (14)	3,220	3,150
Hilliard OH School District GO	0.000%	12/1/13 (14)	3,220	3,089
Hilliard OH School District GO	5.250%	12/1/16 (14)	2,000	2,112
Hilliard OH School District GO	5.000%	12/1/27 (14)	2,895	2,952
Huber Heights OH City School District GO	5.000%	12/1/33	3,000	3,050
Huron County OH Hospital Facilities Improvement
Revenue (Fisher-Titus Medical Center)	5.250%	12/1/37	4,825	4,559
Indian Hill OH Exempt Village School District
Hamilton County GO	5.500%	12/1/11 (Prere.)	1,295	1,362
Lake Ohio Local School District
Stark County OH GO	5.750%	12/1/10 (Prere.)	1,000	1,000
Logan Hocking OH Local School District GO	5.500%	12/1/11 (Prere.)	1,675	1,762
Lorain County OH GO	5.500%	12/1/22 (14)	1,500	1,610
Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	4/1/15 (4)	5,200	5,713
Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.400%	10/1/21	4,000	4,033
Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	4/1/33 (4)	5,000	4,920
1 Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) TOB VRDO	0.350%	12/7/10 (4)	2,780	2,780
Lucas County OH GO	5.000%	10/1/40	1,500	1,512
Lucas County OH Hospital Revenue	5.000%	11/15/38	5,000	4,978
Lucas County OH Hospital Revenue
(ProMedica Healthcare Obligated Group)	5.750%	11/15/14 (ETM)	5,360	5,383
Lucas County OH Hospital Revenue
(ProMedica Healthcare Obligated Group)	5.750%	11/15/14 (14)	640	642
Lucas County OH Hospital Revenue
(ProMedica Healthcare Obligated Group)	5.625%	11/15/15 (2)	2,500	2,518

Ohio Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Lucas County OH Hospital Revenue
(ProMedica Healthcare Obligated Group)	5.625%	11/15/17 (2)	2,075	2,089
Mad River OH Local School District GO	5.750%	12/1/12 (Prere.)	1,195	1,317
Marysville OH Exempt Village School District COP	5.250%	6/1/15 (Prere.)	2,095	2,456
Marysville OH Exempt Village School District COP	5.250%	6/1/15 (Prere.)	2,035	2,386
Marysville OH Exempt Village School District COP	5.250%	6/1/15 (Prere.)	2,140	2,509
Marysville OH Wastewater Treatment
System Revenue	5.000%	12/1/31 (10)	2,720	2,724
Mason OH City School District
School Improvement GO	5.000%	12/1/35	2,000	2,055
Medina OH School District COP	5.250%	12/1/37 (12)	7,210	7,390
Miami University of Ohio General
Receipts Revenue	5.250%	12/1/20 (2)	2,000	2,155
Middletown OH City School District GO	5.000%	12/1/23 (4)	5,345	5,712
Milford OH Exempt Village School District
School Improvement GO	6.000%	12/1/11 (Prere.)	1,425	1,506
Milford OH Exempt Village School District
School Improvement GO	6.000%	12/1/11 (Prere.)	1,600	1,691
Montgomery County OH Revenue
(Catholic Health Initiatives)	5.000%	5/1/30	7,630	7,754
Montgomery County OH Revenue
(Catholic Health Initiatives)	5.000%	5/1/39	5,000	5,048
Montgomery County OH Revenue
(Catholic Health Initiatives)	5.000%	10/1/41 (4)	5,000	4,884
New Albany Plain OH Local School District GO	5.500%	6/1/12 (Prere.)	500	537
New Albany Plain OH Local School District GO	5.500%	12/1/17 (3)	675	712
Nordonia Hills OH Local School District GO	0.000%	12/1/11 (2)	1,200	1,191
Nordonia Hills OH Local School District GO	0.000%	12/1/12 (2)	1,700	1,659
North Olmsted OH (Library Improvement) GO	5.500%	12/1/10 (Prere.)	1,355	1,355
Ohio Air Quality Development Authority
Pollution Control Revenue (FirstEnergy
Generation Corp. Project)	5.625%	6/1/18	7,000	7,705
Ohio Air Quality Development Authority
Pollution Control Revenue (FirstEnergy
Generation Corp. Project) PUT	5.875%	6/1/16 (14)	6,000	6,623
Ohio Air Quality Development Authority Revenue
(Columbus Southern Power Co. Project)	5.800%	12/1/38	2,000	2,064
Ohio Air Quality Development Authority Revenue
(Columbus Southern Power Co. Project) PUT	3.875%	6/1/14	3,000	3,045
Ohio Air Quality Development Authority Revenue
(FirstEnergy Generation Corp. Project)	5.700%	8/1/20	6,000	6,152
Ohio Air Quality Development Authority Revenue
(Ohio Power Co. Project) PUT	3.250%	6/2/14	7,000	7,062
Ohio Building Authority Revenue
(Administration Building Fund)	5.000%	10/1/23	2,000	2,204
Ohio Building Authority Revenue
(Facilities Art Building)	5.500%	4/1/11 (Prere.)	1,585	1,613
Ohio Building Authority Revenue
(Facilities Art Building)	5.500%	4/1/11 (Prere.)	1,500	1,526
Ohio Building Authority Revenue
(Facilities Highway Safety Building Fund)	5.500%	10/1/11 (4)(Prere.)	1,305	1,361
Ohio Building Authority Revenue
(Facilities Highway Safety Building Fund)	5.500%	10/1/11 (4)(Prere.)	1,380	1,440
Ohio Building Authority Revenue
(Highway Safety Building)	5.000%	10/1/17	1,040	1,213
Ohio Building Authority Revenue
(Highway Safety Building)	5.000%	10/1/20	1,265	1,454

Ohio Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Ohio Common Schools GO	5.000%	6/15/24	8,000	8,384
Ohio Conservation Projects GO	5.000%	9/1/19	3,880	4,538
Ohio GO	5.000%	8/1/13	3,565	3,951
Ohio GO	5.000%	8/1/14	3,000	3,398
Ohio GO	5.500%	11/1/14	4,185	4,848
Ohio GO	5.000%	9/15/15	3,695	4,271
Ohio GO	5.000%	9/15/18	5,000	5,869
Ohio GO	5.000%	8/1/19	6,000	7,058
Ohio GO	5.000%	9/15/19	5,000	5,849
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve
University Project)	5.250%	12/1/26 (14)	3,520	3,943
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve
University Project)	5.000%	12/1/27 (2)	2,115	2,133
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group)	5.125%	1/1/28	5,000	5,172
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group)	5.250%	1/1/29	5,000	5,191
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group)	5.500%	1/1/43	1,460	1,502
Ohio Higher Educational Facility Commission
Revenue (Denison University Project)	5.500%	11/1/11 (Prere.)	1,000	1,058
Ohio Higher Educational Facility Commission
Revenue (Denison University Project)	5.000%	11/1/26	1,815	1,919
Ohio Higher Educational Facility Commission
Revenue (Denison University Project)	5.000%	11/1/32	1,000	1,037
Ohio Higher Educational Facility Commission
Revenue (John Carroll University Project)	5.000%	4/1/32	3,415	3,340
Ohio Higher Educational Facility Commission
Revenue (Kenyon College Project)	5.000%	7/1/41	4,500	4,396
Ohio Higher Educational Facility Commission
Revenue (Oberlin College Project)	5.000%	10/1/33	5,000	5,059
Ohio Higher Educational Facility Commission
Revenue (Ohio Northern University Project)	5.000%	5/1/26	5,275	5,335
Ohio Higher Educational Facility Commission
Revenue (University of Dayton Project)	5.375%	12/1/16 (2)	1,795	1,853
Ohio Higher Educational Facility Commission
Revenue (University of Dayton Project)	5.500%	12/1/24	2,000	2,170
Ohio Higher Educational Facility Commission
Revenue (Xavier University Project)	5.750%	5/1/28	5,000	5,364
Ohio Hospital Facilities Revenue
(Summa Health System)	5.750%	11/15/35	1,500	1,482
Ohio Hospital Facilities Revenue
(Summa Health System)	5.750%	11/15/40	6,500	6,363
Ohio Hospital Revenue (Cleveland Clinic
Health System Obligated Group)	5.500%	1/1/34	2,000	2,039
Ohio Hospital Revenue (Cleveland Clinic
Health System Obligated Group)	5.500%	1/1/39	2,000	2,085
Ohio Hospital Revenue (Cleveland Clinic
Health System Obligated Group)	5.500%	1/1/39	6,500	6,775
1 Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group) TOB VRDO	0.300%	12/1/10	2,090	2,090

Ohio Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Ohio Hospital Revenue (University Hospitals
Health System Inc.)	5.000%	1/15/17	1,000	1,074
Ohio Hospital Revenue (University Hospitals
Health System Inc.)	6.750%	1/15/39	5,000	5,244
Ohio Hospital Revenue (University Hospitals
Health System Inc.)	5.250%	1/15/46	20,500	19,923
Ohio Hospital Revenue (University Hospitals
Health System Inc.) PUT	3.750%	1/15/13	5,000	5,136
Ohio Housing Finance Agency Residential
Mortgage Revenue	5.250%	9/1/28	2,270	2,356
Ohio Housing Finance Agency Residential
Mortgage Revenue	6.200%	9/1/33	5,240	5,460
Ohio Housing Finance Agency Single Family
Mortgage Revenue	4.000%	11/1/25	1,000	946
Ohio Housing Finance Agency Single Family
Mortgage Revenue	4.125%	11/1/28	1,000	940
Ohio Infrastructure Improvement GO	5.000%	8/1/16	9,570	11,154
Ohio Infrastructure Improvement GO	5.000%	8/1/18	3,450	4,046
Ohio Mental Health Capital Facilities Revenue	5.000%	8/1/12 (2)	1,000	1,065
Ohio State University General Receipts Revenue	5.250%	6/1/13 (Prere.)	2,455	2,720
Ohio State University General Receipts Revenue	5.000%	12/1/14	7,520	8,594
Ohio State University General Receipts Revenue	5.000%	12/1/16	5,365	6,310
Ohio State University General Receipts Revenue	5.000%	12/1/17	10,000	11,805
Ohio State University General Receipts Revenue	5.250%	6/1/23	545	588
Ohio Turnpike Commission Turnpike Revenue	5.500%	2/15/11 (Prere.)	1,570	1,587
Ohio Turnpike Commission Turnpike Revenue	5.500%	2/15/24 (14)	5,000	5,579
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/26	3,000	3,182
Ohio Turnpike Commission Turnpike Revenue	5.250%	2/15/27	2,000	2,178
Ohio Water Development Authority Fresh
Water Revenue	5.000%	12/1/19	2,115	2,489
Ohio Water Development Authority Fresh
Water Revenue	5.500%	12/1/22	4,690	5,687
Ohio Water Development Authority Fresh
Water Revenue	5.500%	6/1/23	1,225	1,480
Ohio Water Development Authority Fresh
Water Revenue	5.500%	12/1/23	1,115	1,352
Ohio Water Development Authority Pollution
Control Revenue (FirstEnergy Nuclear
Generation Corp. Project) VRDO	0.280%	12/1/10 LOC	2,000	2,000
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	6/1/19	1,695	1,993
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	6/1/21	2,460	2,711
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.500%	6/1/22	1,505	1,812
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.500%	6/1/23	2,155	2,617
Olentangy OH Local School District GO	5.500%	6/1/12 (Prere.)	1,200	1,287
Olentangy OH Local School District GO	5.500%	12/1/16 (4)	30	32
Olentangy OH Local School District GO	5.000%	12/1/30 (4)	3,765	3,906
Olentangy OH Local School District School
Facilities Construction & Improvement GO	5.250%	6/1/14 (Prere.)	1,400	1,600
Olentangy OH Local School District School
Facilities Construction & Improvement GO	5.500%	6/1/14 (Prere.)	2,750	3,167
Reynoldsburg OH School District GO	0.000%	12/1/10 (14)	1,465	1,465
Richland County OH GO	6.950%	12/1/11 (2)	160	161

Ohio Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Richland County OH GO	5.400%	12/1/15 (2)	1,120	1,124
Rocky River OH City School District GO	5.375%	12/1/17	2,200	2,491
Ross County OH Hospital Facilities Revenue
(Adena Health System)	5.750%	12/1/35	10,000	10,115
Scioto County OH Hospital Facilities Revenue
(Southern Ohio Medical Center)	5.500%	2/15/28	9,000	9,052
Scioto County OH Hospital Facilities Revenue
(Southern Ohio Medical Center)	5.750%	2/15/38	6,500	6,549
Sugarcreek OH Local School District GO	5.250%	12/1/13 (Prere.)	1,215	1,368
Summit County OH GO	6.250%	12/1/10 (3)(Prere.)	1,420	1,434
Summit County OH GO	6.500%	12/1/10 (3)(Prere.)	2,000	2,020
Summit County OH GO	5.750%	12/1/12 (3)(Prere.)	1,420	1,579
Summit County OH GO	5.750%	12/1/12 (3)(Prere.)	1,595	1,773
Summit County OH GO	5.750%	12/1/12 (3)(Prere.)	1,800	2,001
Summit County OH GO	5.750%	12/1/12 (3)(Prere.)	1,910	2,124
Summit County OH GO	5.750%	12/1/12 (3)(Prere.)	2,020	2,246
Summit County OH Sanitary Sewer System
Improvement GO	5.500%	12/1/11 (3)(Prere.)	1,015	1,078
Tallmadge OH City School District GO	5.000%	12/1/28 (4)	3,030	3,116
Teays Valley OH Local School District GO	5.000%	12/1/27 (14)	3,040	3,188
Tri Valley OH Local School District GO	5.500%	12/1/16 (14)	1,255	1,439
Tri Valley OH Local School District GO	5.500%	12/1/19 (14)	1,785	2,049
University of Akron Ohio General
Receipts Revenue	5.000%	1/1/26 (4)	6,980	7,264
University of Akron Ohio General
Receipts Revenue	5.000%	1/1/27 (4)	2,345	2,419
University of Akron Ohio General
Receipts Revenue	5.000%	1/1/29 (4)	2,000	2,044
University of Akron Ohio General
Receipts Revenue	5.000%	1/1/33 (4)	2,000	2,024
University of Cincinnati Ohio COP	5.500%	6/1/14 (14)	1,000	1,003
University of Cincinnati Ohio General
Receipts Revenue	5.750%	6/1/11 (3)(Prere.)	1,285	1,333
University of Cincinnati Ohio General
Receipts Revenue	5.750%	6/1/11 (3)(Prere.)	1,500	1,556
University of Cincinnati Ohio General
Receipts Revenue	5.000%	6/1/20	1,000	1,107
University of Cincinnati Ohio General
Receipts Revenue	5.000%	6/1/21	1,000	1,093
University of Cincinnati Ohio General
Receipts Revenue	5.000%	6/1/25	500	525
University of Cincinnati Ohio General
Receipts Revenue	5.000%	6/1/26	500	520
University of Cincinnati Ohio General
Receipts Revenue	5.000%	6/1/28 (14)	5,000	5,157
University of Toledo Ohio General
Receipts Revenue	5.250%	6/1/11 (3)(Prere.)	1,080	1,107
University of Toledo Ohio General
Receipts Revenue	5.000%	6/1/19	2,805	3,109
Vandalia Butler OH City School District
Montgomery County School Improvement GO	5.000%	12/1/38	3,250	3,367
Westerville OH City School District GO	5.500%	6/1/11 (14)(Prere.)	1,225	1,257
Woodridge OH School District GO	6.800%	12/1/14 (2)	1,245	1,359
Wooster OH School District GO	0.000%	12/1/10 (4)	2,265	2,265
Wooster OH School District GO	0.000%	12/1/11 (4)	2,315	2,295
				939,804

Ohio Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Puerto Rico (1.9%)
Puerto Rico GO	5.500%	7/1/20 (14)	1,600	1,702
Puerto Rico GO	5.500%	7/1/29	1,500	1,551
Puerto Rico GO	5.000%	7/1/34	740	706
Puerto Rico Highway & Transportation
Authority Revenue	5.500%	7/1/14 (Prere.)	3,400	3,907
Puerto Rico Municipal Finance Agency GO	5.250%	8/1/20 (4)	2,500	2,621
Puerto Rico Public Finance Corp. Revenue	5.500%	2/1/12 (Prere.)	995	1,050
Puerto Rico Public Finance Corp. Revenue	5.500%	2/1/12 (Prere.)	3,005	3,172
Puerto Rico Public Finance Corp. Revenue	6.000%	8/1/26 (ETM)	305	389
Puerto Rico Sales Tax Financing Corp. Revenue	6.500%	8/1/44	2,500	2,778
				17,876
Virgin Islands (0.2%)
Virgin Islands Public Finance Authority Revenue	5.250%	10/1/17	2,000	2,135
Total Tax-Exempt Municipal Bonds (Cost $941,795)				959,815
Other Assets and Liabilities (-1.7%)
Other Assets				18,235
Liabilities				(34,384)
				(16,149)
Net Assets (100%)
Applicable to 79,197,039 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				943,666
Net Asset Value Per Share				$11.92

At November 30, 2010, net assets consisted of:
Amount
($000)
Paid-in Capital	925,354
Undistributed Net Investment Income	—
Accumulated Net Realized Gains	294
Unrealized Appreciation (Depreciation)
Investment Securities	18,020
Futures Contracts	(2)
Net Assets	943,666

See Note A in Notes to Financial Statements.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2010, the aggregate value of these securities was $9,935,000, representing 1.1% of net assets.
2 Securities with a value of $828,000 have been segregated as initial margin for open futures contracts.
A key to abbreviations and other references follows the Statement of Net Assets.
See accompanying Notes, which are an integral part of the Financial Statements.

Ohio Long-Term Tax-Exempt Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
IDR—Industrial Development Revenue Bond.
PCR—Pollution Control Revenue Bond.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
UFSD—Union Free School District.
USD—United School District.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corp.
(13) Berkshire Hathaway Assurance Corp.
(14) National Public Finance Guarantee Corp.
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

Ohio Long-Term Tax-Exempt Fund

Statement of Operations

Year Ended
November 30, 2010
($000)
Investment Income
Income
Interest	41,462
Total Income	41,462
Expenses
The Vanguard Group—Note B
Investment Advisory Services	87
Management and Administrative	1,268
Marketing and Distribution	262
Custodian Fees	9
Auditing Fees	27
Shareholders’ Reports	10
Trustees’ Fees and Expenses	1
Total Expenses	1,664
Net Investment Income	39,798
Realized Net Gain (Loss)
Investment Securities Sold	5,318
Futures Contracts	(896)
Realized Net Gain (Loss)	4,422
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(4,728)
Futures Contracts	42
Change in Unrealized Appreciation (Depreciation)	(4,686)
Net Increase (Decrease) in Net Assets Resulting from Operations	39,534

See accompanying Notes, which are an integral part of the Financial Statements.

Ohio Long-Term Tax-Exempt Fund

Statement of Changes in Net Assets

	Year Ended November 30,
	2010	2009
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	39,798	36,891
Realized Net Gain (Loss)	4,422	2,404
Change in Unrealized Appreciation (Depreciation)	(4,686)	67,780
Net Increase (Decrease) in Net Assets Resulting from Operations	39,534	107,075
Distributions
Net Investment Income	(39,798)	(36,891)
Realized Capital Gain	—	—
Total Distributions	(39,798)	(36,891)
Capital Share Transactions
Issued	185,866	201,967
Issued in Lieu of Cash Distributions	28,503	25,917
Redeemed	(201,908)	(148,622)
Net Increase (Decrease) from Capital Share Transactions	12,461	79,262
Total Increase (Decrease)	12,197	149,446
Net Assets
Beginning of Period	931,469	782,023
End of Period	943,666	931,469

See accompanying Notes, which are an integral part of the Financial Statements.

Ohio Long-Term Tax-Exempt Fund

Financial Highlights

For a Share Outstanding			Year Ended November 30,
Throughout Each Period	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$11.93	$10.96	$11.88	$12.11	$12.00
Investment Operations
Net Investment Income	.491	.498	.506	.510	.521
Net Realized and Unrealized Gain (Loss)
on Investments	(.010)	.970	(.920)	(.194)	.191
Total from Investment Operations	.481	1.468	(.414)	.316	.712
Distributions
Dividends from Net Investment Income	(.491)	(.498)	(.506)	(.510)	(.521)
Distributions from Realized Capital Gains	—	—	—	(.036)	(.081)
Total Distributions	(.491)	(.498)	(.506)	(.546)	(.602)
Net Asset Value, End of Period	$11.92	$11.93	$10.96	$11.88	$12.11

Total Return[1]	4.06%	13.61%	-3.61%	2.71%	6.13%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$944	$931	$782	$721	$595
Ratio of Total Expenses to
Average Net Assets	0.17%	0.17%	0.13%	0.13%	0.14%
Ratio of Net Investment Income to
Average Net Assets	4.07%	4.29%	4.36%	4.30%	4.37%
Portfolio Turnover Rate	24%	16%	23%	16%	13%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

Ohio Long-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard Ohio Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (November 30, 2007–2010), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At November 30, 2010, the fund had contributed capital of $172,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.07% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

Ohio Long-Term Tax-Exempt Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of November 30, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	959,815	—
Futures Contracts—Assets[1]	42	—	—
Total	42	959,815	—
1 Represents variation margin on the last day of the reporting period.

D. At November 30, 2010, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
2-Year United States Treasury Note	March 2011	64	14,040	(2)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

The fund used a tax accounting practice to treat a portion of the price of capital shares redeemed during the year as distributions from net investment income and realized capital gains. Accordingly, the fund has reclassified $274,000 from accumulated net realized gains, to paid-in capital.

The fund used a capital loss carryforward of $2,476,000 to offset taxable capital gains realized during the year ended November 30, 2010, reducing the amount of capital gain that would otherwise be available to distribute to shareholders. For tax purposes, at November 30, 2010, the fund had $1,609,000 of long-term capital gains available for distribution.

Ohio Long-Term Tax-Exempt Fund

The fund had realized losses totaling $1,339,000 through November 30, 2010, which are deferred for tax purposes and reduce the amount of tax-basis unrealized appreciation on investment securities.

At November 30, 2010, the cost of investment securities for tax purposes was $943,134,000. Net unrealized appreciation of investment securities for tax purposes was $16,681,000, consisting of unrealized gains of $22,506,000 on securities that had risen in value since their purchase and $5,825,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the year ended November 30, 2010, the fund purchased $244,094,000 of investment securities and sold $220,747,000 of investment securities, other than temporary cash investments.

G. Capital shares issued and redeemed were:

	Year Ended November 30,
	2010	2009
	Shares	Shares
	(000)	(000)
Issued	15,412	17,466
Issued in Lieu of Cash Distributions	2,361	2,228
Redeemed	(16,680)	(12,970)
Net Increase (Decrease) in Shares Outstanding	1,093	6,724

H. In preparing the financial statements as of November 30, 2010, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm

To the Trustees of Vanguard Ohio Tax-Free Funds and the Shareholders of Vanguard Ohio Tax-Exempt Money Market Fund and Vanguard Ohio Long-Term Tax-Exempt Fund:

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Ohio Tax-Exempt Money Market Fund and Vanguard Ohio Long-Term Tax-Exempt Fund (constituting two separate portfolios of Vanguard Ohio Tax-Free Funds, hereafter referred to as the “Funds”) at November 30, 2010, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2010 by correspondence with the custodian and broker, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania

January 13, 2011

Special 2010 tax information (unaudited) for Vanguard Ohio Tax-Exempt Funds

This information for the fiscal year ended November 30, 2010, is included pursuant to provisions of the Internal Revenue Code.

Each fund designates 100% of its income dividends as exempt-interest dividends.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include the account service fee described in the prospectus. If such a fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.” The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended November 30, 2010
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	5/31/2010	11/30/2010	Period
Based on Actual Fund Return
Ohio Tax-Exempt Money Market Fund	$1,000.00	$1,000.76	$0.85
Ohio Long-Term Tax-Exempt Fund	$1,000.00	$1,008.58	$0.86
Based on Hypothetical 5% Yearly Return
Ohio Tax-Exempt Money Market Fund	$1,000.00	$1,024.22	$0.86
Ohio Long-Term Tax-Exempt Fund	$1,000.00	$1,024.22	$0.86

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Ohio Tax-Exempt Money Market Fund, 0.17%; and for the Ohio Long-Term Tax-Exempt Fund, 0.17%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Glossary

7-Day SEC Yield and 30-Day SEC Yield. A money market fund’s 7-day SEC yield is calculated by annualizing its income distributions for the previous seven days, as required by the U.S. Securities and Exchange Commission. For other funds, 30-day SEC yield is derived using a formula specified by the commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (in the case of bonds) or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Average Weighted Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid. The figure reflects the proportion of fund assets represented by each security.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Credit Quality. The credit ratings assigned to fixed income securities are an indicator of risk. They represent a rating agency’s assessment of the issuer’s ability to meet its obligations. For Vanguard tax-exempt money market funds, the Distribution by Credit Quality table was revised to include tier ratings for consistency with SEC Rule 2a-7 under the Investment Company Act of 1940, which governs money market funds. A First Tier security is a security that is eligible for money market funds and has received a short-term rating from the requisite nationally recognized statistical rating organizations in the highest short-term rating category for debt obligations. An unrated security is First Tier if it represents quality comparable to that of a rated security as determined in accordance with SEC Rule 2a-7. A Second Tier security is a security that is eligible for money market funds and is not a First Tier security. For Vanguard tax-exempt bond funds, credit-quality ratings for each issue are obtained from Moody’s Investors Service and Standard & Poor’s, and the higher rating for each issue is used.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 179 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee[1]	Amy Gutmann
Born 1949. Trustee Since June 2006. Principal
F. William McNabb III	Occupation(s) During the Past Five Years: President
Born 1957. Trustee Since July 2009. Chairman of the	of the University of Pennsylvania; Christopher H.
Board. Principal Occupation(s) During the Past Five	Browne Distinguished Professor of Political Science
Years: Chairman of the Board of The Vanguard Group,	in the School of Arts and Sciences with secondary
Inc., and of each of the investment companies served	appointments at the Annenberg School for Commu-
by The Vanguard Group, since January 2010; Director	nication and the Graduate School of Education
of The Vanguard Group since 2008; Chief Executive	of the University of Pennsylvania; Director of
Officer and President of The Vanguard Group and of	Carnegie Corporation of New York, Schuylkill River
each of the investment companies served by The	Development Corporation, and Greater Philadelphia
Vanguard Group since 2008; Director of Vanguard	Chamber of Commerce; Trustee of the National
Marketing Corporation; Managing Director of The	Constitution Center; Chair of the Presidential
Vanguard Group (1995–2008) .	Commission for the Study of Bioethical Issues.

JoAnn Heffernan Heisen
Independent Trustees	Born 1950. Trustee Since July 1998. Principal
Occupation(s) During the Past Five Years: Corporate
Emerson U. Fullwood	Vice President and Chief Global Diversity Officer
Born 1948. Trustee Since January 2008. Principal	since 2006 (retired 2008) and Member of the
Occupation(s) During the Past Five Years: Executive	Executive Committee (retired 2008) of Johnson &
Chief Staff and Marketing Officer for North America	Johnson (pharmaceuticals/consumer products); Vice
and Corporate Vice President (retired 2008) of Xerox	President and Chief Information Officer of Johnson &
Corporation (document management products and	Johnson (1997–2005); Director of the University
services); Director of SPX Corporation (multi-industry	Medical Center at Princeton and Women’s Research
manufacturing), the United Way of Rochester,	and Education Institute; Member of the Advisory
Amerigroup Corporation (managed health care),	Board of the Maxwell School of Citizenship and Public
the University of Rochester Medical Center, and	Affairs at Syracuse University.
Monroe Community College Foundation.
F. Joseph Loughrey
Rajiv L. Gupta	Born 1949. Trustee Since October 2009. Principal
Born 1945. Trustee Since December 2001.[2]	Occupation(s) During the Past Five Years: President
Principal Occupation(s) During the Past Five Years:	and Chief Operating Officer since 2005 (retired 2009)
Chairman and Chief Executive Officer (retired 2009)	and Vice Chairman of the Board (2008–2009) of
and President (2006–2008) of Rohm and Haas Co.	Cummins Inc. (industrial machinery); Director of
(chemicals); Director of Tyco International, Ltd.	SKF AB (industrial machinery), Hillenbrand, Inc.
(diversified manufacturing and services) and Hewlett-	(specialized consumer services), Sauer-Danfoss Inc.
Packard Co. (electronic computer manufacturing);	(machinery), the Lumina Foundation for Education,
Trustee of The Conference Board; Member of the	and Oxfam America; Chairman of the Advisory
Board of Managers of Delphi Automotive LLP	Council for the College of Arts and Letters at the
(automotive components) .	University of Notre Dame.

André F. Perold	Kathryn J. Hyatt
Born 1952. Trustee Since December 2004. Principal	Born 1955. Treasurer Since November 2008. Principal
Occupation(s) During the Past Five Years: George	Occupation(s) During the Past Five Years: Principal
Gund Professor of Finance and Banking at the Harvard	of The Vanguard Group, Inc.; Treasurer of each of
Business School; Chair of the Investment Committee	the investment companies served by The Vanguard
of HighVista Strategies LLC (private investment firm) .	Group since 2008; Assistant Treasurer of each of the
investment companies served by The Vanguard Group
Alfred M. Rankin, Jr.	(1988–2008) .
Born 1941. Trustee Since January 1993. Principal
Occupation(s) During the Past Five Years: Chairman,	Heidi Stam
President, and Chief Executive Officer of NACCO	Born 1956. Secretary Since July 2005. Principal
Industries, Inc. (forklift trucks/housewares/lignite);	Occupation(s) During the Past Five Years: Managing
Director of Goodrich Corporation (industrial products/	Director of The Vanguard Group, Inc., since 2006;
aircraft systems and services); Chairman of the	General Counsel of The Vanguard Group since 2005;
Federal Reserve Bank of Cleveland; Trustee of The	Secretary of The Vanguard Group and of each of the
Cleveland Museum of Art.	investment companies served by The Vanguard Group
since 2005; Director and Senior Vice President of
Peter F. Volanakis	Vanguard Marketing Corporation since 2005;
Born 1955. Trustee Since July 2009. Principal	Principal of The Vanguard Group (1997–2006).
Occupation(s) During the Past Five Years: President
since 2007 and Chief Operating Officer since 2005
of Corning Incorporated (communications equipment);	Vanguard Senior Management Team
President of Corning Technologies (2001–2005);
Director of Corning Incorporated and Dow Corning;	R. Gregory Barton	Michael S. Miller
Trustee of the Corning Incorporated Foundation and	Mortimer J. Buckley	James M. Norris
the Corning Museum of Glass; Overseer of the	Kathleen C. Gubanich	Glenn W. Reed
Amos Tuck School of Business Administration at	Paul A. Heller	George U. Sauter
Dartmouth College.

Chairman Emeritus and Senior Advisor
Executive Officers
John J. Brennan
Glenn Booraem	Chairman, 1996–2009
Born 1967. Controller Since July 2010. Principal	Chief Executive Officer and President, 1996–2008
Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Controller of each of
the investment companies served by The Vanguard	Founder
Group since 2010; Assistant Controller of each of
the investment companies served by The Vanguard	John C. Bogle
Group (2001–2010) .	Chairman and Chief Executive Officer, 1974–1996

Thomas J. Higgins
Born 1957. Chief Financial Officer Since September
2008. Principal Occupation(s) During the Past Five
Years: Principal of The Vanguard Group, Inc.; Chief
Financial Officer of each of the investment companies
served by The Vanguard Group since 2008; Treasurer
of each of the investment companies served by The
Vanguard Group (1998–2008) .

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447	CFA® is a trademark owned by CFA Institute.
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
With Hearing Impairment > 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper Inc. or
Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2011 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q960 012011

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert. The following members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts serving on its Audit Committee, and to be independent: Charles D. Ellis, Rajiv L. Gupta, JoAnn Heffernan Heisen, André F. Perold, and Alfred M. Rankin, Jr.

Item 4: Principal Accountant Fees and Services.

(a) Audit Fees.

Audit Fees of the Registrant

Fiscal Year Ended November 30, 2010: $48,000
Fiscal Year Ended November 30, 2009: $43,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended November 30, 2010: $3,607,060
Fiscal Year Ended November 30, 2009: $3,354,640

(b) Audit-Related Fees.

Fiscal Year Ended November 30, 2010: $791,350
Fiscal Year Ended November 30, 2009: $876,210

Includes fees billed in connection with assurance and related services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(c) Tax Fees.

Fiscal Year Ended November 30, 2010: $336,090
Fiscal Year Ended November 30, 2009: $423,070

Includes fees billed in connection with tax compliance, planning and advice services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group and related to income and excise taxes.

(d) All Other Fees.

Fiscal Year Ended November 30, 2010: $16,000
Fiscal Year Ended November 30, 2009: $0

Includes fees billed for services related to risk management and privacy matters. Services were provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(e) (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; and (4) other registered investment companies in the Vanguard Group. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

     In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

     The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; or (4) other registered investment companies in the Vanguard Group.

     (2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g) Aggregate Non-Audit Fees.

Fiscal Year Ended November 30, 2010: $352,090
Fiscal Year Ended November 30, 2009: $423,070

Includes fees billed for non-audit services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(h) For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

Not Applicable.

Item 6: Investments.

Not Applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Code of Ethics.
(b) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD OHIO TAX-FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: January 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD OHIO TAX-FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: January 25, 2011

VANGUARD OHIO TAX-FREE FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: January 25, 2011

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 26, 2010, see file Number 33-53683,
Incorporated by Reference.